Warrant Liabilities	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Warrant Liabilities

Note 6. Warrant Liabilities

The Company has issued multiple warrant series, of which the Series A Warrants, Series C Warrants, the 2017 PIPE Warrants and the 2018 PIPE Warrants (the “Warrants”) are considered liabilities pursuant to the guidance established by ASC 815 Derivatives and Hedging.

Accounting Treatment

The Company accounts for the Warrants in accordance with the guidance in ASC 815. As indicated above, the Company may be obligated to settle Warrants in cash in the case of a Fundamental Transaction.

The Company classified the Warrants, with a term greater than one year, as long-term liabilities at their fair value and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s consolidated statements of operations.

Series A Warrants

The Company has issued 489,921 Series A Warrants to purchase shares of its common stock at an exercise price of $32.50 per share in connection with the unit offering offered in the Company’s initial public offering, or the IPO, in November 2014. The Series A Warrants are exercisable at any time prior to the expiration of the five-year term on November 12, 2019.

Upon the completion of the IPO, the Series A Warrants started trading on the NASDAQ under the symbol SLNOW. As the Series A Warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of the Series A Warrants. The Series A Warrants contract further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate volume weighted average price, or VWAP, of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of these securities and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the proceeds related to the warrant financings to the registration payment arrangement. The Warrants also contain a fundamental transactions provision that permits their settlement in cash at fair value at the option of the holder upon the occurrence of a change in control. Such change in control events include tender offers or hostile takeovers, which are not within the sole control of the Company as the issuer of these warrants. Accordingly, the Warrants are considered to have a cash settlement feature that precludes their classification as equity instruments. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model, which approximates the binomial lattice model.

Since their issuance, a total of 4,800 Series A Warrants have been exercised. As of December 31, 2018, the fair value of the 485,121 outstanding Series A Warrants was approximately $49,000, and the decrease of approximately $21,000 in fair value during the year ended December 31, 2018 was recorded as other income (expense) in the consolidated statements of operations.

Series C Warrants

On March 5, 2015, the Company entered into separate agreements with certain Series B Warrant holders, who agreed to exercise their Series B Warrants to purchase an aggregate of 117,902 shares of the Company’s common stock at an exercise price of $32.50 per share, resulting in the de-recognition of $6.7 million of the previously issued Series B Warrant liability and gross proceeds to the Company of $3.8 million based on the exercise price of the Series B Warrants. In connection with this exercise of the Series B Warrants, the Company issued to each investor who exercised Series B Warrants, new Series C Warrants for the number of shares of the Company’s common stock underlying the Series B Warrants that were exercised. Each Series C Warrant is exercisable at $31.25 per share and will expire on March 5, 2020. The Series C Warrants contract further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate volume weighted average price, or VWAP, of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of these securities and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the proceeds related to the warrant financings to the registration payment arrangement. The Warrants also contain a fundamental transactions provision that permits their settlement in cash at fair value at the option of the holder upon the occurrence of a change in control. Such change in control events include tender offers or hostile takeovers, which are not within the sole control of the Company as the issuer of these warrants. Accordingly, the Warrants are considered to have a cash settlement feature that precludes their classification as equity instruments. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model, which approximates the binomial lattice model.

In April 2015, the Company issued a tender offer to the remaining holders of Series B Warrants to induce the holders to cash exercise the outstanding Series B Warrants in exchange for new Series C Warrants with an exercise price of $31.25 per share that expire on March 5, 2020. The tender offer was extended to Series B Warrant holders under a registration statement filed with the SEC on Form S-4, which was declared effective on June 25, 2015 and expired on July 24, 2015. During July 2015, certain Series B Warrant holder(s) tendered their Series B Warrants under the tender offer, which resulted in the issuance of 181 shares of the Company’s common stock, the issuance of 181 Series C Warrants and proceeds to the Company of approximately $6,000.

The Series C Warrants are exercisable into 118,083 shares of the Company’s common stock. As of December 31, 2018, the fair value of the Series C Warrants was determined to be zero. The decline in the fair value of the liability for the Series C Warrants of approximately $6,000 during the year ended December 31, 2018 was recorded as other income (expense) in the consolidated statements of operations.

The Company has calculated the fair value of the Series C Warrants using a Black-Scholes pricing model. The Black-Scholes pricing model requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs.

	December 31, 2018	December 31, 2017
Volatility	90%	90%
Contractual term (years)	1.17	2.17
Expected dividend yield	—%	—%
Risk-free rate	2.60%	1.57%

Warrants Issued as Part of the Units in the 2017 PIPE Offering

The 2017 PIPE Warrants were issued on December 15, 2017 in the 2017 PIPE Offering, pursuant to a Warrant Agreement with each of the investors in the 2017 PIPE Offering, and entitle the holder to purchase one share of the Company’s common stock at an exercise price equal to $2.00 per share, subject to adjustment as discussed below, at any time commencing upon issuance of the 2017 PIPE Warrants and terminating at the earlier of December 15, 2020 or 30 days following positive Phase III results for the DCCR tablet in PWS.

The exercise price and number of shares of common stock issuable upon exercise of the 2017 PIPE Warrants may be adjusted in certain circumstances, including in the event of a stock split, stock dividend, extraordinary dividend, or recapitalization, reorganization, merger or consolidation. However, the exercise price of the 2017 PIPE Warrants will not be reduced below $1.72.

In the event of a change of control of the Company, the holders of unexercised warrants may present their unexercised warrants to the Company, or its successor, to be purchased by the Company, or its successor, in an amount equal to the per share value determined by the Black Scholes methodology.

As of December 31, 2018, the fair value of the 2017 PIPE Warrants was estimated at $4.6 million. The decrease in the fair value of the liability for the 2017 PIPE Warrants of approximately $513,000 during the year ended December 31, 2018 was recorded as other income (expense) in the consolidated statements of operations.

The Company has calculated the fair value of the 2017 PIPE Warrants using a Monte Carlo simulation of a geometric Brownian motion model. The Monte Carlo simulation pricing model requires the input of highly subjective assumptions including the expected stock price volatility. The following summarizes certain key assumptions used in estimating the fair values.

	December 31, 2018	December 31, 2017
Volatility	75%	67%
Contractual term (years)	0.8	0.8
Expected dividend yield	—%	—%
Risk-free rate	2.51%	1.76%

Warrants Issued as Part of the Units in the 2018 PIPE Offering

The 2018 PIPE Warrants were issued on December 19, 2018 in the 2018 PIPE Offering, pursuant to a Warrant Agreement with each of the investors in the 2018 PIPE Offering, and entitle the holders of each of the 10,272,375 units to purchase 0.05 shares of the Company’s common stock at an exercise price equal to $2.00 per share, subject to adjustment as discussed below, at any time commencing upon issuance of the 2018 PIPE Warrants and terminating on December 21, 2023.

The exercise price and number of shares of common stock issuable upon exercise of the 2018 PIPE Warrants may be adjusted in certain circumstances, including in the event of a stock split, stock dividend, extraordinary dividend, or recapitalization, reorganization, merger or consolidation. However, the exercise price of the 2018 PIPE Warrants will not be reduced below $2.00.

In the event of a change of control of the Company, the holders of unexercised warrants may present their unexercised warrants to the Company, or its successor, to be purchased by the Company, or its successor, in an amount equal to the per share value determined by the Black Scholes methodology.

As of December 31, 2018, the fair value of the 2018 PIPE Warrants was estimated at approximately $600,000. The approximate $18,000 increase in the fair value of the liability for the 2018 PIPE Warrants since they were issued was recorded as other income (expense) in the consolidated statements of operations.

The Company has calculated the fair value of the 2018 PIPE Warrants using a Monte Carlo simulation of a geometric Brownian motion model. The Monte Carlo simulation pricing model requires the input of highly subjective assumptions including the expected stock price volatility.

The following summarizes certain key assumptions used in estimating the fair values.

	December 31, 2018	December 19, 2018 (date of issue)
Volatility	75%	75%
Contractual term (years)	5.0	5.0
Expected dividend yield	—%	—%
Risk-free rate	2.51%	2.62%

The Monte Carlo simulation of a geometric Brownian motion model requires the use of highly subjective assumptions to estimate the fair value of stock-based awards. These assumptions include the following estimates.

•	Volatility: The Company calculates the estimated volatility rate based on the volatilities of common stock of comparable companies in its industry.
•	Contractual term: The expected life of the warrants, which is based on the contractual term of the warrants.
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Expected dividend yield: The Company has never declared or paid any cash dividends and does not currently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

•	Risk-free rate: The risk-free interest rate is based on the U.S. Treasury rate for similar periods as those of expected volatility.